JPMorgan Small Cap Value Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 635
Expense Example, No Redemption, 3 Years	896
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	1,977
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	570
Expense Example, No Redemption, 5 Years	998
Expense Example, No Redemption, 10 Years	2,032
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	310
Expense Example, No Redemption, 5 Years	546
Expense Example, No Redemption, 10 Years	$ 1,225